Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Finished goods, net	$ 1,154	$ 1,047
Products in process, net	18,506	20,124
Spare parts and supplies, net	56,867	67,174
Inventory gross	76,527	88,345
Finished goods:
Current portion	76,527	88,345
Sociedad Minera Cerro Verde S.A.A.
Inventories
Materials and supplies	449,168	411,656
Products in process, net	170,918	200,969
Provision for impairment of inventory	(1,527)	(7,668)
Finished goods:
Copper concentrate	16,059	23,012
Copper cathode	6,762	10,976
Molybdenum concentrate	600	3,598
Current portion	643,507	650,211
Inventories	302,204	287,218
Inventories	$ 945,711	$ 937,429